DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Total	$ 220.9	$ 194.3	$ 195.7
Buildings and constructions
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation	34.3	30.2	26.7
Buildings and constructions | Right-of-use
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation	79.0	65.4	66.4
Machinery and equipment
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation	37.8	33.0	36.4
Machinery and equipment | Right-of-use
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation	8.4	7.9	7.7
Customer relationship
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Amortization	23.8	23.3	25.9
Other intangible assets
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Amortization	$ 37.6	$ 34.4	$ 32.6